Segment Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Segment Reporting Information [Line Items]
Revenues		¥ 1,673,875	¥ 1,527,599
Interest expense		91,389	85,029
Costs of operating leases		210,824	201,850
Life insurance costs		226,760	220,628
Costs of goods and real estate sold		175,602	154,612
Services expense		318,330	301,699
Selling, general and administrative expenses		401,965	321,039
Total Segment Expenses		1,434,355	1,297,175
Equity in Net income (Loss) of equity method investments and others		809,610	50,327
Segment Profits		239,520	230,424
Other significant non-cash items:
Depreciation and amortization		217,601	200,584
Increase in policy liabilities and policy account balances		123,224	196,700
Operating leases
Segment Reporting Information [Line Items]
Revenues		325,344	309,624
Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues		312,741	299,708
Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues		233,268	206,964
Services income
Segment Reporting Information [Line Items]
Revenues		578,915	531,922
Operating Segment
Segment Reporting Information [Line Items]
Finance revenues		144,762	138,378
Revenues		1,672,768	1,527,526
Interest expense		82,958	73,423
Costs of operating leases		212,765	203,592
Life insurance costs		226,902	221,076
Costs of goods and real estate sold		174,546	153,383
Services expense		316,411	301,015
Other (income) and expense	[1]	(1,901)	1,769
Selling, general and administrative expenses		382,823	306,941
Provision for credit losses, and write-downs of long-lived assets and securities		2,564	11,927
Total Segment Expenses		1,397,068	1,273,126
Equity in Net income (Loss) of equity method investments and others		871,689	143,445
Segment Profits		1,147,389	397,845
Other significant non-cash items:
Depreciation and amortization		215,508	198,310
Increase in policy liabilities and policy account balances		123,224	196,700
Expenditures for long-lived assets		533,628	391,119
Operating Segment | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues		79,383	41,725
Operating Segment | Operating leases
Segment Reporting Information [Line Items]
Revenues		327,956	312,413
Operating Segment | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues		313,593	300,947
Operating Segment | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues		231,271	204,837
Operating Segment | Services income
Segment Reporting Information [Line Items]
Revenues		575,803	529,226
Operating Segment | Japan & APAC
Segment Reporting Information [Line Items]
Finance revenues		76,638	76,931
Revenues		610,693	555,548
Interest expense		32,015	26,994
Costs of operating leases		170,597	163,362
Life insurance costs		0	0
Costs of goods and real estate sold		117,658	96,692
Services expense		85,810	62,677
Other (income) and expense	[1]	11,155	5,836
Selling, general and administrative expenses		123,381	111,406
Provision for credit losses, and write-downs of long-lived assets and securities		2,273	4,421
Total Segment Expenses		542,889	471,388
Equity in Net income (Loss) of equity method investments and others		848,610	41,545
Segment Profits		916,414	125,705
Other significant non-cash items:
Depreciation and amortization		152,113	139,552
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		237,710	219,972
Operating Segment | Japan & APAC | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues		(1,609)	3,041
Operating Segment | Japan & APAC | Operating leases
Segment Reporting Information [Line Items]
Revenues		244,028	235,545
Operating Segment | Japan & APAC | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Japan & APAC | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues		161,602	137,210
Operating Segment | Japan & APAC | Services income
Segment Reporting Information [Line Items]
Revenues		130,034	102,821
Operating Segment | Infrastructure
Segment Reporting Information [Line Items]
Finance revenues		14,807	8,637
Revenues		401,879	452,689
Interest expense		22,005	20,925
Costs of operating leases		39,386	38,933
Life insurance costs		0	0
Costs of goods and real estate sold		55,949	56,424
Services expense		185,390	203,706
Other (income) and expense	[1]	(3,648)	(7,017)
Selling, general and administrative expenses		46,138	43,029
Provision for credit losses, and write-downs of long-lived assets and securities		453	473
Total Segment Expenses		345,673	356,473
Equity in Net income (Loss) of equity method investments and others		25,873	104,792
Segment Profits		82,079	201,008
Other significant non-cash items:
Depreciation and amortization		42,840	42,481
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		219,601	168,945
Operating Segment | Infrastructure | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues		(159)	21,446
Operating Segment | Infrastructure | Operating leases
Segment Reporting Information [Line Items]
Revenues		81,332	75,830
Operating Segment | Infrastructure | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Infrastructure | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues		68,041	67,052
Operating Segment | Infrastructure | Services income
Segment Reporting Information [Line Items]
Revenues		237,858	279,724
Operating Segment | USA & Europe
Segment Reporting Information [Line Items]
Finance revenues		53,243	52,738
Revenues		346,529	218,270
Interest expense		28,684	25,245
Costs of operating leases		2,782	1,297
Life insurance costs		0	0
Costs of goods and real estate sold		939	267
Services expense		45,211	34,632
Other (income) and expense	[1]	(9,409)	2,953
Selling, general and administrative expenses		183,958	123,649
Provision for credit losses, and write-downs of long-lived assets and securities		(241)	7,059
Total Segment Expenses		251,924	195,102
Equity in Net income (Loss) of equity method investments and others		(2,794)	(2,892)
Segment Profits		91,811	20,276
Other significant non-cash items:
Depreciation and amortization		6,642	4,082
Increase in policy liabilities and policy account balances		0	0
Expenditures for long-lived assets		76,062	2,100
Operating Segment | USA & Europe | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues		81,151	17,238
Operating Segment | USA & Europe | Operating leases
Segment Reporting Information [Line Items]
Revenues		2,596	1,038
Operating Segment | USA & Europe | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | USA & Europe | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues		1,628	575
Operating Segment | USA & Europe | Services income
Segment Reporting Information [Line Items]
Revenues		207,911	146,681
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Finance revenues		74	72
Revenues		313,667	301,019
Interest expense		254	259
Costs of operating leases		0	0
Life insurance costs		226,902	221,076
Costs of goods and real estate sold		0	0
Services expense		0	0
Other (income) and expense	[1]	1	(3)
Selling, general and administrative expenses		29,346	28,857
Provision for credit losses, and write-downs of long-lived assets and securities		79	(26)
Total Segment Expenses		256,582	250,163
Equity in Net income (Loss) of equity method investments and others		0	0
Segment Profits		57,085	50,856
Other significant non-cash items:
Depreciation and amortization		13,913	12,195
Increase in policy liabilities and policy account balances		123,224	196,700
Expenditures for long-lived assets		255	102
Operating Segment | Insurance | Gains on investment securities and dividends
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Insurance | Operating leases
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Insurance | Life insurance premiums and related investment income
Segment Reporting Information [Line Items]
Revenues		313,593	300,947
Operating Segment | Insurance | Sales of goods and real estate
Segment Reporting Information [Line Items]
Revenues		0	0
Operating Segment | Insurance | Services income
Segment Reporting Information [Line Items]
Revenues		¥ 0	¥ 0

[1]	“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment of goodwill and intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.